Contract liabilities - Summary of Contract Liabilities Arising from Barter Deals with Sports Rights Licensors (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Contract Liabilities From Barter Deals With Sports To Be Recognized In The Future [Line Items]
Contract liabilities	€ 5,596	€ 5,205
2022 [Member]
Disclosure In Tabular Form Of Contract Liabilities From Barter Deals With Sports To Be Recognized In The Future [Line Items]
Contract liabilities	1,847	3,585
2023 [Member]
Disclosure In Tabular Form Of Contract Liabilities From Barter Deals With Sports To Be Recognized In The Future [Line Items]
Contract liabilities	1,115	1,024
2024 [Member]
Disclosure In Tabular Form Of Contract Liabilities From Barter Deals With Sports To Be Recognized In The Future [Line Items]
Contract liabilities	791	344
2025 [Member]
Disclosure In Tabular Form Of Contract Liabilities From Barter Deals With Sports To Be Recognized In The Future [Line Items]
Contract liabilities	420	€ 252
2026 - 2030 [Member]
Disclosure In Tabular Form Of Contract Liabilities From Barter Deals With Sports To Be Recognized In The Future [Line Items]
Contract liabilities	€ 1,423